Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	¥ 3,680,551	¥ 3,670,784
Direct financing leases sold on securitization	1,698	3,969
Principal amount of assets managed or sold on securitization receivables	3,682,249	3,674,753
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	236,291	319,819
Direct financing lease sold on securitization	0	0
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	236,291	319,819
Assets recorded on the balance sheet credit losses	43,188	36,259	61,654
Direct financing lease sold on securitization credit losses	0	0	0
Assets managed or sold on securitization net credit losses	43,188	36,259	61,654
Direct Financing Leases
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	989,380	900,886
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	15,806	17,441
Assets recorded on the balance sheet credit losses	4,046	6,783	7,505
Installment Loans
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	2,691,171	2,769,898
Principal amount of assets managed or sold on securitization receivables more than 90 days past-due and impaired loans	220,485	302,378
Assets recorded on the balance sheet credit losses	¥ 39,142	¥ 29,476	¥ 54,149